GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2014, 2015 and 2016.

		Year ended December 31,
		2014	2015	2016
1.	Revenues:

	North America*	$49,585	$61,332	$74,455
	United Kingdom	34,961	42,580	46,892
	Rest of Europe	28,351	32,897	35,535
	Israel	28,821	28,315	29,085
	Asia Pacific	15,732	20,512	30,223

		$157,450	$185,636	$216,190

* Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $558, $471 and $854 of revenues derived from Canada in the years ended December 31, 2014, 2015 and 2016, respectively.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
		December 31,
		2015	2016
2.	Property and equipment:

	Israel	$4,224	$5,987
	North America	147	2,136
	Others	1,304	1,684

		$5,675	$9,807

Schedule of Revenue by Major Customers by Reporting Segments	The following table sets forth revenues from major customers during the years ended December 31, 2014, 2015 and 2016.
	Year ended December 31,
	2014	2015	2016

Customer A	11%	12%	14%